CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares	Treasury Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Non-controlling Interests	Total
Balance at beginning at Dec. 31, 2020	$ 57		$ 1,201,622	$ 79,526	$ 1,531,220	$ 16,191	$ 2,828,616
Balance at beginning (in shares) at Dec. 31, 2020	227,688
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan	$ 1		1,312				1,313
Issuance of ordinary shares pursuant to stock plan (in shares)	1,715
Issuance of shares - global offering, net of issuance costs	$ 1		178,739				178,740
Issuance of shares - global offering, net of issuance costs (in shares)	5,500
Shares lent to underwriters for settlement of over-allocations	1,650
Compensation cost to non-controlling interest shareholders						3,215	3,215
Disposal of subsidiaries with non-controlling interests			(278)			12	(266)
Acquisition of a subsidiary with non-controlling interests						10,811	10,811
Non-cash stock-based compensation			95,896				95,896
Net income (loss) before accretion to redeemable non-controlling interests					428,319	(16,442)	411,877
Net loss attributable to redeemable non-controlling interests						13,000	13,000
Currency translation adjustments				77,406		790	78,196
Balance at ending at Dec. 31, 2021	$ 59		1,477,291	156,932	1,959,539	27,577	3,621,398
Balance at ending (in shares) at Dec. 31, 2021	236,553
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan (in shares)	2,339
Shares returned from underwriters for settlement of over-allocations (in shares)	(1,650)
Repurchase of American depositary shares ("ADSs")		$ (57,682)					(57,682)
Repurchase of American depositary shares ("ADSs") (in shares)		(3,056)
Compensation cost to non-controlling interest shareholders						1,368	1,368
Reversal of compensation cost to non-controlling interest shareholders						(4,274)	(4,274)
Non-cash stock-based compensation			119,006				119,006
Net income (loss) before accretion to redeemable non-controlling interests					85,555	12,254	97,809
Net loss attributable to redeemable non-controlling interests						10,298	10,298
Contribution from non-controlling interest shareholders			8,520			(25,535)	(17,015)
Purchase of a subsidiary's shares from non-controlling shareholders			(270)			(5,136)	(5,406)
Acquisition of Sina.com Technology (China) Co., Ltd ("STC")			(159,028)				(159,028)
Currency translation adjustments				(259,672)		(2,057)	(261,729)
Balance at ending at Dec. 31, 2022	$ 59	$ (57,682)	1,445,519	(102,740)	2,045,094	14,495	$ 3,344,745
Balance at ending (in shares) at Dec. 31, 2022	237,242						237,242,000
Balance at ending (in shares) at Dec. 31, 2022		(3,056)					3,056
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan	$ 1						$ 1
Issuance of ordinary shares pursuant to stock plan (in shares)	2,191
Acquisition of a subsidiary with non-controlling interests						37,071	37,071
Retirement of repurchased American depositary shares ("ADSs")	$ (1)	$ 57,682	(57,681)
Retirement of repurchased American depositary shares ("ADSs") (in shares)	(3,056)	3,056
ADS lending arrangement in connection with issuance of convertible senior notes	$ 2		2,000				2,002
ADS lending arrangement in connection with issuance of convertible senior notes (in shares)	6,234
Non-cash stock-based compensation			107,883				107,883
Net income (loss) before accretion to redeemable non-controlling interests					342,598	2,095	344,693
Changes due to investment in INMYSHOW			(71,695)				(71,695)
Contribution from non-controlling interest shareholders			3,869				3,869
Purchase of a subsidiary's shares from non-controlling shareholders			(960)			(3,902)	(4,862)
Dividends to shareholders					(200,136)		(200,136)
Currency translation adjustments				(115,077)		394	(114,683)
Balance at ending at Dec. 31, 2023	$ 61		$ 1,428,935	$ (217,817)	$ 2,187,556	$ 50,153	$ 3,448,888
Balance at ending (in shares) at Dec. 31, 2023	242,611
Balance at ending (in shares) at Dec. 31, 2023							0